ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 898,711	$ 1,256,795	$ 943,922
Accrued liabilities	5,247,431	346,984	217,036
Accrued vacation	142,730	157,198	1,270,306
Accrued employee termination expenses	373,171
Other accounts payable	190,496	83,978	59,679
Total accounts payable and accrued liabilities	6,852,539	$ 1,844,955	$ 2,490,943
Settlement charges	1,379,790
Settlement provision	$ 2,749,968